Leases (Details Narrative)	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term, finance leases	2 years 6 months
Weighted-average remaining lease term, operating leases	6 years 9 months 29 days
Weighted average discount rate, operating leases	3.82%